Dividends (Tables)	6 Months Ended
Jun. 30, 2022
Dividends
Schedule of dividends

	Half year 2022			Half year 2021
	Cents per share		$m	Cents per share		$m
Dividends relating to reporting period:
First interim ordinary dividend	5.74	¢	158	5.37	¢	140
Dividends paid in reporting period:
Second interim ordinary dividend for prior year	11.86	¢	320	10.73	¢	283